Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Item 402(x) of Regulation S-K requires us to discuss our policies and practices on timing of awards of options in relation to the disclosure by us of material non-public information by us. Equity awards are discretionary and are generally granted to our named executive officers at the end of February after the Compensation Committee’s annual performance review. In certain circumstances, including the hiring, promotion or in connection with achievement of an exceptional performance of an officer, the Compensation Committee may approve grants at other times throughout the year. The Compensation Committee does not grant stock options (or similar awards with “option-like” features) to its employees. Eligible employees, including our NEOs, may voluntarily enroll in the ESPP and may purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally the 15th day of May and November. The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false